Employee Retirement Plan (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	$ 0	$ 0